Valuation adjustments - Cash flow hedges (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Valuation adjustments
Accumulated (loss)/gain on cash flow hedges	$ (315)	$ 302
Accumulated gain related to discontinued cash flow hedges	25	54
Valuation adjustments - cash flow hedges	$ (290)	$ 356